Commitments (Details 1) - Employment Agreements [Member] - Restricted Stock [Member]	Jun. 15, 2015 USD ($) shares
Mr. David M. Aichele [Member]
Number of Shares of Restricted Stock | shares	110,000
Grant Date Fair Value | $	$ 165,000
Mr. Mark Boomgarden [Member]
Number of Shares of Restricted Stock | shares	38,000
Grant Date Fair Value | $	$ 57,000
Cindy C. Payne [Member]
Number of Shares of Restricted Stock | shares	145,000
Grant Date Fair Value | $	$ 217,500